Leases - Summary of Amounts Recognized in Consolidated Statements of Cash Flows (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Total cash outflows included in operating activities	$ 137,272	$ 350,792	$ 168,571
Total cash outflows included in financing activities	$ 1,095,327	$ 814,072	$ 422,783